Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2024 and 2023, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2024	2023
US dollars
Assets	$40,494	$23,356
Liabilities	(54,673)	(25,129)
	$(14,179)	$(1,773)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2024 and 2023 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2024
Gross carrying value	$151,637	$2,109	$4,326	$167,919	$325,991

Single average ECL rate					36.54%
Expected credit losses during the lifetime					$119,124

As of December 31, 2023
Gross carrying value	$49,544	$8,867	$3,505	$206,684	$268,600

Single average ECL rate					10.65%
Expected credit losses during the lifetime					$28,612

Contractual Maturities of Financial Liabilities
As of December 31, 2024, and 2023, the financial liabilities and other liabilities of Grupo TMM had contractual maturities (including interest payments as applicable) and were summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
As of December 31, 2024
Trade payables	$52,202	$50,186	$114,163	$260,497
Accounts payable and accrued expenses	356,200	-	-	-
Related parties		588,471
Leasing liabilities		172,409
Financial debt	13,286	9,133	21,791	38,392
	$421,688	$820,199	$135,954	$298,889
As of December 31, 2023
Trade payables	$9,606	$54,533	$12,374	$-
Accounts payable and accrued expenses	350,653	-	-	-
Related parties	-	340,744	-	-
Leasing liabilities	-	147,098	-	-
Financial debt	38,426	28,717	49,573	50,863
	$398,685	$571,092	$61,947	$50,863

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the Mexican peso had strengthened or weakened against the US dollar by 3% for 2024 and 12.00% for 2023,  this would have had the following impact on the monetary position:

	2024		2023
	3% increase in the exchange rate	3% decrease in the exchange rate	12% increase in the exchange rate	12% decrease in the exchange rate
Assets in US dollars	$1,124	$(1,124)	$47,348	$(47,348)
Liabilities in US dollars	(1,517)	1,517	(50,943)	50,943
	$(393)	$393	$(3,595)	$3,595

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2024		2023
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Income or loss for the year	$(139)	$139	$(6,307)	$6,307